Document and Entity Information	Jul. 19, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2021
Entity Registrant Name	GLOBAL PARTNERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32593
Entity Tax Identification Number	74-3140887
Entity Address, Address Line One	P.O. Box 9161
Entity Address, Address Line Two	800 South Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02454-9161
City Area Code	781
Local Phone Number	894-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001323468
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	9.75% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units representing limited partner interests
Trading Symbol	GLP pr A
Security Exchange Name	NYSE
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Units representing limited partner interests
Trading Symbol	GLP
Security Exchange Name	NYSE
9.50% Series B Fixed Rate Cumulative Redeemable Perpetual Preferred Units representing limited partner interests [Member]
Entity Listings [Line Items]
Title of 12(b) Security	9.50% Series B Fixed Rate Cumulative Redeemable Perpetual Preferred Units representing limited partner interests
Trading Symbol	GLP pr B
Security Exchange Name	NYSE